Business combination agreement - Additional information (Details) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2019	Sep. 30, 2021	Sep. 30, 2020
Disclosure of detailed information about business combination [line items]
Profit / (loss) for the year	$ 651,973	$ 1,037,565	$ (271,729,101)	$ (568,319)
Arqit Limited
Disclosure of detailed information about business combination [line items]
Profit / (loss) for the year	$ 651,973
Period for earnout consideration			3 years
Minimum share price for earnout consideration			$ 12.50
Threshold trading days for closing price of shares, earnout consideration			20 days
Threshold consecutive trading days for closing price of shares, earnout consideration			30 days
Number of earnout shares			10,000,000